Label	Element	Value
Innovator U.S. Equity Accelerated ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 5.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.70%
Innovator U.S. Equity Accelerated ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 523.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.30%
Innovator U.S. Equity Accelerated ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 568.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.20%)